Management Risks - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	R$ 18,749	R$ 18,542
Interbank investments	244,707	265,051
Derivative financial instruments	22,843	24,231
Forward (onshore)	22,843	24,231
Loan and lease operations portfolio	465,472	463,394
Compulsory deposits with the Central Bank of Brazil	(13,167)	(20,390)	R$ (2,762)
Compulsory deposits	(98,837)	(85,700)
Securities sold under repurchase agreements	312,634	349,164
Subordinated debt	42,687
Derivative financial instruments	26,746	24,698
Net position	26,746	24,698
Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	18,749	18,542
Interbank investments	268,062	278,804
Securities	229,267	185,814
Loan and lease operations portfolio	483,153	530,736
Total	1,022,074	1,038,127
Deposits	453,915	365,873
Compulsory deposits	(98,837)	(85,700)
Securities sold under repurchase agreements	338,052	398,771
Funds from acceptances and issuance of securities	124,718	104,494
Borrowing and onlending	70,753	83,547
Subordinated debt	65,971	71,436
Total financial liabilities	981,318	963,119
Securities purchased under agreements to resell - Funded position [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	38,833	77,452
Securities purchased under agreements to resell - Financed position [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	198,299	178,052
Interbank deposits [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Compulsory deposits with the Central Bank of Brazil	6,689
Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	30,930	23,300
Deposits	2,225	4,103
Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	108,883	81,458
Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	44,257	26,086
Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	67,010	71,315
Securities sold under repurchase agreements [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	9,117	6,955
Swap [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	9,190	10,542
Net position	13,692	13,221
Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	3,337	4,792
Net position	2,793	4,552
Forward contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	6,911	4,971
Net position	6,272	3,530
Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	3,405	3,926
Net position	3,989	3,395
Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	68,973	61,133
Compulsory deposits	(4,790)	(8,092)
Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	119,980	108,250
Compulsory deposits	(26,008)	(24,791)
Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	262,734	192,387
Compulsory deposits	(68,039)	(52,817)
Other [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	3
Government securities - other countries [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	241,682	213,477
Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	73,276	157,827
Foreign Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	23,094	27,467
0-30 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	7,978	5,815
Forward (onshore)	7,978	5,815
Derivative financial instruments	7,596	5,294
Net position	7,596	5,294
0-30 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	18,749	18,542
Interbank investments	93,218	219,066
Securities	110,667	82,163
Loan and lease operations portfolio	57,505	61,602
Total	288,117	387,188
Deposits	222,782	201,167
Compulsory deposits	(40,538)	(42,314)
Securities sold under repurchase agreements	232,970	209,521
Funds from acceptances and issuance of securities	7,093	3,003
Borrowing and onlending	3,975	5,077
Subordinated debt	1,061	271
Total financial liabilities	434,939	382,019
0-30 days [Member] | Securities purchased under agreements to resell - Funded position [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	38,833	77,452
0-30 days [Member] | Securities purchased under agreements to resell - Financed position [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	31,238	128,303
0-30 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	23,147	13,311
Deposits	712	1,489
0-30 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	103,447	75,310
0-30 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	203	556
0-30 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	7,007	6,297
0-30 days [Member] | Securities sold under repurchase agreements [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	10
0-30 days [Member] | Swap [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	189	828
Net position	65	461
0-30 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	430	354
Net position	332	837
0-30 days [Member] | Forward contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	6,529	3,947
Net position	6,272	3,530
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	830	686
Net position	927	466
0-30 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	68,973	61,133
Compulsory deposits	(4,790)	(8,092)
0-30 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	119,980	108,250
Compulsory deposits	(26,008)	(24,791)
0-30 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	33,114	30,295
Compulsory deposits	(9,740)	(9,431)
0-30 days [Member] | Other [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	3
0-30 days [Member] | Government securities - other countries [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	202,545	168,301
0-30 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	8,020	13,753
0-30 days [Member] | Foreign Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	22,405	27,467
31 - 365 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	5,363	8,296
Forward (onshore)	5,363	8,296
Derivative financial instruments	5,816	5,516
Net position	5,816	5,516
31 - 365 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	173,663	58,275
Securities	24,960	16,757
Loan and lease operations portfolio	152,660	176,002
Total	356,646	259,330
Deposits	61,672	44,545
Compulsory deposits	(18,197)	(13,885)
Securities sold under repurchase agreements	35,234	59,771
Funds from acceptances and issuance of securities	43,463	35,659
Borrowing and onlending	37,132	46,527
Subordinated debt	13,402	13,501
Total financial liabilities	178,522	191,634
31 - 365 days [Member] | Securities purchased under agreements to resell - Financed position [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	167,061	49,749
31 - 365 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	6,602	8,526
Deposits	1,400	2,574
31 - 365 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	152	20
31 - 365 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	15,677	4,732
31 - 365 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	8,577	11,728
31 - 365 days [Member] | Securities sold under repurchase agreements [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	554	277
31 - 365 days [Member] | Swap [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	1,258	1,967
Net position	2,364	1,702
31 - 365 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	1,748	2,881
Net position	1,299	1,888
31 - 365 days [Member] | Forward contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	382	1,024
31 - 365 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	1,975	2,424
Net position	2,153	1,926
31 - 365 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	60,272	41,971
Compulsory deposits	(18,197)	(13,885)
31 - 365 days [Member] | Government securities - other countries [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,197	5,600
31 - 365 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	31,348	54,171
31 - 365 days [Member] | Foreign Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	689
366 - 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	2,756	3,159
Forward (onshore)	2,756	3,159
Derivative financial instruments	4,877	3,726
Net position	4,877	3,726
366 - 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	673	1,171
Securities	16,717	12,415
Loan and lease operations portfolio	71,107	81,224
Total	91,253	97,969
Deposits	16,500	13,106
Compulsory deposits	(4,644)	(3,985)
Securities sold under repurchase agreements	30,404	42,410
Funds from acceptances and issuance of securities	21,325	28,974
Borrowing and onlending	9,839	11,000
Subordinated debt	2,054	16,621
Total financial liabilities	80,355	111,852
366 - 720 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	673	1,171
Deposits	55	18
366 - 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	232	40
366 - 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	9,107	5,990
366 - 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	5,541	5,424
366 - 720 days [Member] | Securities sold under repurchase agreements [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	1,837	961
366 - 720 days [Member] | Swap [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	1,661	1,497
Net position	3,747	2,352
366 - 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	865	1,397
Net position	889	1,116
366 - 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	230	265
Net position	241	258
366 - 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	16,445	13,088
Compulsory deposits	(4,644)	(3,985)
366 - 720 days [Member] | Government securities - other countries [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	8,260	5,764
366 - 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	22,144	36,646
Over 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	6,746	6,961
Forward (onshore)	6,746	6,961
Derivative financial instruments	8,457	10,162
Net position	8,457	10,162
Over 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	508	292
Securities	76,923	74,479
Loan and lease operations portfolio	201,881	211,908
Total	286,058	293,640
Deposits	152,961	107,055
Compulsory deposits	(35,458)	(25,516)
Securities sold under repurchase agreements	39,444	87,069
Funds from acceptances and issuance of securities	52,837	36,858
Borrowing and onlending	19,807	20,943
Subordinated debt	49,454	41,043
Total financial liabilities	287,502	277,614
Over 720 days [Member] | Interbank deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	508	292
Deposits	58	22
Over 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	5,052	6,088
Over 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	19,270	14,808
Over 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	45,885	47,866
Over 720 days [Member] | Securities sold under repurchase agreements [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	6,716	5,717
Over 720 days [Member] | Swap [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	6,082	6,250
Net position	7,516	8,706
Over 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	294	160
Net position	273	711
Over 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Forward (onshore)	370	551
Net position	668	745
Over 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	152,903	107,033
Compulsory deposits	(35,458)	(25,516)
Over 720 days [Member] | Government securities - other countries [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	27,680	33,812
Over 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	R$ 11,764	R$ 53,257